Organization and Basis of Presentation - Additional Information (Detail)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Basis Of Presentation And Organization [Line Items]
Exclusive purchase right contract term	10 years
Beijing Champion Hi-Tech Co Ltd ("Beijing Champion") and Subsidiaries
Basis Of Presentation And Organization [Line Items]
Percent of assets	68.00%	57.00%
Percent of liabilities	88.00%	75.00%